Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [abstract]
Credits for contracts included in Trade Receivables	$ 59,419	$ 27,363	$ 22,425
Contract assets	420	142	12
Contract liabilities	4,996	1,460	14
Noncurrent Credits for contracts included in Trade Receivables	7,804	2,210	87
Noncurrent Contract assets	0	0	$ 0
Noncurrent Contract liabilities	$ 1,828	$ 1,470